Description of Business, Going Concern and Summary of Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development	$ 12	$ 15	$ 13